Accrued Liabilities and Other and Other Long-Term Liabilities	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
Accrued Liabilities and Other and Other Long-Term Liabilities	Accrued Liabilities and Other Long-Term Liabilities
The following tables present the components of accrued liabilities and other long-term liabilities as at the dates indicated:

Accrued Liabilities

	December 31, 2025 $	December 31, 2024 $
Voyage and vessel	40,843	36,665
Payroll and benefits	30,750	30,286
Obligation related to EU ETS (note 6)	11,020	6,588
Other accrued liabilities	2,050	2,665
	84,663	76,204

Obligation Related to EU ETS

As at December 31, 2025, the Company has recorded an obligation of $11.0 million related to its emissions levels (December 31, 2024 - $6.6 million), which was included as part of accrued liabilities in the consolidated balance sheets. During the year ended December 31, 2025, the Company settled $6.1 million of obligations related to its 2024 emissions. During the year ended December 31, 2025, the Company also recognized expenses related to EU ETS of $10.6 million (2024 - $6.7 million), as part of voyage expenses in the consolidated statements of income.

Other Long-Term Liabilities

	December 31, 2025 $	December 31, 2024 $
Freight tax provisions (note 17)	31,073	41,404
Office lease liability – long-term	8,216	8,698
Defined contribution pension liabilities	4,818	5,091
Other	1,597	1,458
	45,704	56,651